Commitments and Contingencies - Summary of Rollforward of Legal Proceedings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies
Beginning balance	R$ 131	R$ 0
Additions	354	141
Reversals	(234)	(10)
Ending Balance	251	131
Labor
Commitments and contingencies
Beginning balance	17	0
Additions	209	17
Reversals	(104)
Ending Balance	122	17
Taxes
Commitments and contingencies
Beginning balance	114	0
Additions	145	124
Reversals	(130)	(10)
Ending Balance	R$ 129	R$ 114